UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004

Check here if Amendment [   ]; Amendment Number:
                                                --------
   This Amendment (Check only one): [   ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tortoise Capital Advisors, LLC
Address:          10801 Mastin Boulevard, Suite 222
                  Overland Park, KS  66210

Form 13F File Number:  28-
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terry Matlack
     -------------------------------
Title:  Managing Director
      ------------------------------
Phone:   (913) 981-1020

Signature, Place, and Date of Signing:

      /s/ Terry Matlack           Overland Park, Kansas      February 11, 2005
----------------------------   -------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                        ---------------

Form 13F Information Table Entry Total:       22
                                        ---------------

Form 13F Information Table Value Total:    $596,137
                                        ---------------
                                          (thousands)


List of Other Included Managers:        NONE


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

                           FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                            VALUE     HRS OR            DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER            TITLE OR CLASS      CUSIP     (X$1000)   PRN AM    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------            --------------      -----     --------   --------- ------  -------   --------    ----     ------   ----

Buckeye Partners LP          Unit Ltd Partn    118230101   $17,759      419,625 SH       SOLE       N/A       407,300         12,325
Copano Energy LLC            Com Units         217202100    $5,415      190,000 SH       SOLE       N/A       178,460         11,540
Crosstex Energy, LP          Com               22765U102      $402        7,800 SH       SOLE       N/A         7,800
Enbridge Energy Prtnrs LP    Com               29250R106   $26,973      523,040 SH       SOLE       N/A       465,674         57,366
Energy Transfer Prtnrs LP    Unit Ltd Partn    29273R109   $59,628    1,007,234 SH       SOLE       N/A       949,800         57,434
Enterprise Prods Prtnrs LP   Com               293792107   $53,721    2,077,384 SH       SOLE       N/A     1,939,400        137,984
Holly Energy Prtnrs LP       Com Ut Ltd Ptn    435763107   $16,322      473,775 SH       SOLE       N/A       446,170         27,605
Inergy LP                    Unit Ltd Prtnr    456615103   $52,840    1,837,903 SH       SOLE       N/A     1,837,903
Kaneb Pipe Line Ptnrs LP     SR PREF Unit      484169107   $31,453      516,732 SH       SOLE       N/A       456,300         60,432
Kinder Morgan Energy Ptnr    Ut Ltd Partner    494550106    $2,002       45,158 SH       SOLE       N/A        11,700         33,458
Kinder Morgan Management LLC SHS               49455U100   $39,527      971,176 SH       SOLE       N/A       931,436         39,740
KSEA Transn Ptnrs LP         Com               48268Y101    $4,670      133,765 SH       SOLE       N/A        97,070         36,695
Magellan Midstream Ptnrs LP  Com Unit RPLP     559080106   $55,535      946,573 SH       SOLE       N/A       889,837         56,736
Markwest Energy Ptnrs LP     Unit Ltd. Partn   570759100   $43,301      939,851 SH       SOLE       N/A       847,710         92,141
Natural Resource Ptnrs LP    Com Unit LP       63900P103   $14,626      253,700 SH       SOLE       N/A       253,700
Northern Border Ptnrs LP     Unit Ltd Partn    664785102    $7,392      153,425 SH       SOLE       N/A       148,900          4,525
Pacific Energy Ptnrs LP      Com Unit          69422R105   $22,616      782,016 SH       SOLE       N/A       713,550         68,466
Plains All American Pipeline Unit Ltd Partn    726503105   $49,937    1,352,339 SH       SOLE       N/A     1,276,255         76,084
Sunoco Logistics Prtnrs LP   Com Units         86764L108   $38,616      897,010 SH       SOLE       N/A       844,950         52,060
Teppco Ptnrs LP              UT LTD Partner    872384102   $28,428      721,700 SH       SOLE       N/A       646,900         74,800
US Shipping Ptnrs LP         Com Unit          903417103    $1,597       58,497 SH       SOLE       N/A        26,548         31,949
Valero LP                    Com Ut Ltd Prt    91913W104   $23,377      393,360 SH       SOLE       N/A       337,200         56,160



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